FAIR VALUE MEASUREMENTS - Assets and liabilities measured at fair value on a recurring basis (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Assets:
Available-for-sale securities		¥ 639,920,000
Equity securities
Assets:
Available-for-sale securities	¥ 500,400,000	539,100,000
Debt securities
Assets:
Available-for-sale securities		100,820,000
Recurring | Level 1 | Equity securities
Assets:
Available-for-sale securities	500,400	539,100
Recurring | Level 2
Liabilities:
Derivative liabilities	222,235	258,205
Recurring | Level 2 | Debt securities
Assets:
Available-for-sale securities		100,820
Recurring | Carrying Amount
Liabilities:
Derivative liabilities	222,235	258,205
Recurring | Carrying Amount | Equity securities
Assets:
Available-for-sale securities	500,400	539,100
Recurring | Carrying Amount | Debt securities
Assets:
Available-for-sale securities		100,820
Recurring | Fair Value
Liabilities:
Derivative liabilities	222,235	258,205
Recurring | Fair Value | Equity securities
Assets:
Available-for-sale securities	¥ 500,400	539,100
Recurring | Fair Value | Debt securities
Assets:
Available-for-sale securities		¥ 100,820